PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
PERSONNEL EXPENSES
Schedule of personnel expenses

	2022	2023	2024
Salaries and related benefits	9,360	9,674	9,457
Vacation pay, incentives, and other benefits	3,835	4,159	4,214
Pension and other post-employment benefits (Note 29)	1,585	1,764	1,691
Early retirement program	0	0	1,186
LSA expense (Note 30)	92	289	226
Others	35	41	33
Total	14,907	15,927	16,807